Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 22,616	¥ 24,943